Summary of Significant Accounting Policies (Details) - Subsequent Event - EBP Prud ESP	Jan. 01, 2026 USD ($) participant
EBP, Subsequent Event [Line Items]
Number of participants transferred from plan | participant	6,229
Transfer from plan	$ 744,433,196
Forfeited account, unallocated, transfer from plan	$ 591,731